Additional Financial Information (Consolidated Statements Of Changes In Stockholders' Equity) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended
	Jan. 31, 2012	Aug. 31, 2000	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Additional Financial Information [Abstract]
Foreign currency translation adjustment			$ (371)	$ (494)	$ (765)
Unrealized gains on available-for-sale securities			222	316	324
Unrealized gains (losses) on cash flow hedges			(421)	(180)	142
Defined benefit postretirement plans			(3,750)	(3,070)	(2,979)
Other			0	0	(2)
Accumulated other comprehensive income (loss)			3,180	2,712	2,678
Number of Customers Exceeding Threshold for Significance			0	0	0
Threshold for Customer Significance (as a percent of Consolidated Revenue) (in hundredths)			10.00%	10.00%	10.00%
Deferred revenue description for American Tower Corp. agreement		In August 2000, we reached an agreement with American Tower Corp. (American Tower) under which we granted American Tower the exclusive rights to lease space on a number of our communications towers. In exchange, we received a combination of cash and equity instruments as complete prepayment of rent with the closing of each leasing agreement. The value of the prepayments was recorded as deferred revenue and recognized in income as revenue over the life of the leases.
Deferred revenue balance, American Tower Corp. agreement			$ 450	$ 480	$ 509
Concentration Risk [Line Items]
Approximate number of persons employed	256,000
Percentage of employees represented by CWA, IBEW, and other unions	55%
Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member]
Concentration Risk [Line Items]
Approximate number of persons employed	120,000
Number of employees under contracts where union may call a work stoppage	80,000
Relevant union contract expiration year	2012